Offsets	May 15, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Hudbay Minerals Inc.
Form or Filing Type	F-10
File Number	333-278311
Initial Filing Date	Mar. 28, 2024
Fee Offset Claimed	$ 88,194.39
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 597,523,000.00
Termination / Withdrawal Statement	A registration fee of US$147,600 was previously paid with respect to the US$1,000,000,000 maximum aggregate amount of securities registered under the Registration Statement on Form F-10 (Registration No. 333-278311) initially filed on March 28, 2024 (the "2024 Registration Statement"). The Registrant utilized US$59,405.61 of the US$147,600 available Registration Fee, and US$88,194.39 remains available for future offsets pursuant to Rule 457(p) under the Securities Act. The Registrant has terminated or completed any offerings that included the unsold securities under the 2024 Registration Statement. As the total filing fee for this Registration Statement is US$138,100, taking into consideration the total available offset of US$88,194.39 of available registration fees from the 2024 Registration Statement, the Registrant has transmitted US$49,905.61 otherwise due for this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Hudbay Minerals Inc.
Form or Filing Type	F-10
File Number	333-278311
Filing Date	Mar. 28, 2024
Fee Paid with Fee Offset Source	$ 88,194.39